First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments
July 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 91.5%
	Collateralized Mortgage Obligations — 41.7%
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
$963,553	Series 2019-2, Class MA	3.50%	08/25/58	$908,798
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
401,461	Series 2019-3, Class A1C	2.75%	11/25/29	375,027
582,881	Series 2021-1, Class A1D	2.00%	05/26/31	527,701
	Federal Home Loan Mortgage Corporation
1,178,460	Series 2013-4213, Class GZ	3.50%	06/15/43	1,095,342
1,226,608	Series 2014-4316, Class BZ	3.00%	03/15/44	1,101,311
330,622	Series 2014-4316, Class XZ	4.50%	03/15/44	327,515
1,250,000	Series 2017-4741, Class GY	3.00%	12/15/47	1,064,832
1,080,838	Series 2018-4798, Class GZ	4.00%	06/15/48	1,021,299
996,218	Series 2019-4929, Class FB, 30 Day Average SOFR + CSA + 0.45% (a)	5.91%	09/25/49	979,143
350,000	Series 2020-4959, Class LB	3.00%	03/25/40	307,578
1,039,851	Series 2022-5256, Class FC, 30 Day Average SOFR + 0.75%, 6.00% Cap (a)	6.00%	09/25/52	1,011,265
	Federal National Mortgage Association
1,405,163	Series 2012-134, Class ZC	2.50%	12/25/42	1,081,332
1,127,202	Series 2014-12, Class ZB	3.00%	03/25/39	1,052,039
424,059	Series 2015-89, Class CZ	4.00%	08/25/45	390,562
1,350,000	Series 2016-94, Class MB	2.50%	12/25/46	1,049,544
1,500,000	Series 2024-6, Class AL	2.00%	03/25/44	1,123,951
1,366,350	Series 2024-26, Class PO, PO	(b)	05/25/54	1,053,022
	Government National Mortgage Association
1,361,677	Series 2015-123, Class ZA	3.50%	09/20/45	1,248,041
				15,718,302
	Commercial Mortgage-Backed Securities — 17.3%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
3,500,000	Series 2020-RR06, Class BX, IO (c)	1.84%	05/27/33	347,848
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,000,000	Series 2018-K158, Class A3	3.90%	10/25/33	953,986
120,372	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (a)	5.88%	10/25/28	120,330
6,268,699	Series 2019-K1512, Class X1, IO (d)	0.91%	04/25/34	362,157
1,036,582	Series 2019-KJ24, Class A2	2.82%	09/25/27	999,718
3,243,704	Series 2020-K110, Class X1, IO (d)	1.69%	04/25/30	244,332
7,700,000	Series 2020-K740, Class XAM, IO (d)	1.11%	10/25/27	232,469
13,254,481	Series 2020-KG04, Class X1, IO (d)	0.85%	11/25/30	549,899
8,000,000	Series 2021-K129, Class XAM, IO (d)	1.22%	05/25/31	548,903
22,252,827	Series 2021-KG05, Class X1, IO (d)	0.31%	01/25/31	371,417
1,000,000	Series 2023-KJ47, Class A2	5.43%	06/25/31	1,040,986
	FREMF Mortgage Trust
500,000	Series 2019-KL4F, Class BAS (d) (e)	4.29%	10/25/25	488,469
	Government National Mortgage Association
5,051,737	Series 2024-32, Class IO, IO (d)	0.71%	06/16/63	253,482
				6,513,996

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities — 32.5%
	Federal Home Loan Mortgage Corporation
$440,510	Pool SD4005	4.00%	12/01/49	$425,374
1,290,974	Pool SD7509	3.00%	11/01/49	1,151,492
139,677	Pool U90690	3.50%	06/01/42	129,844
462,012	Pool ZL8982	3.50%	01/01/45	431,759
462,594	Pool ZS9446	3.50%	08/01/45	432,247
920,667	Pool ZS9776	3.50%	08/01/46	854,245
	Federal National Mortgage Association
674,016	Pool 310208	3.00%	03/01/48	588,507
485,944	Pool 310211	3.50%	07/01/48	439,765
1,445,722	Pool AS7738	3.00%	08/01/46	1,276,958
1,046,886	Pool AS7749	3.50%	08/01/46	967,054
1,377,779	Pool BF0207	4.50%	04/01/47	1,344,775
445,116	Pool BM6732	4.00%	11/01/48	424,808
467,218	Pool BM7079	4.00%	10/01/48	443,073
476,890	Pool BM7129	3.00%	01/01/47	433,691
971,846	Pool FS3541	3.50%	08/01/52	883,419
869,000	Pool TBA	3.00%	08/15/54	758,440
1,149,000	Pool TBA	3.50%	08/15/54	1,042,600
34,000	Pool TBA	5.00%	08/15/54	33,486
119,000	Pool TBA	3.50%	09/15/54	108,059
114,000	Pool TBA	4.00%	09/15/54	106,943
				12,276,539
	Total U.S. Government Agency Mortgage-Backed Securities			34,508,837
	(Cost $34,048,849)
U.S. GOVERNMENT BONDS AND NOTES — 5.1%
180,000	U.S. Treasury Bond	3.38%	08/15/42	157,036
135,000	U.S. Treasury Bond	3.00%	11/15/45	108,026
910,000	U.S. Treasury Bond	3.00%	02/15/47	720,500
975,000	U.S. Treasury Bond	4.13%	08/15/53	937,942
	Total U.S. Government Bonds and Notes			1,923,504
	(Cost $1,806,103)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.3%
	Capital Markets — 0.3%
1,300	iShares 20+ Year Treasury Bond ETF	123,253
	(Cost $118,183)
MONEY MARKET FUNDS — 8.2%
3,081,682	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (f)	3,081,682
	(Cost $3,081,682)
	Total Investments — 105.1%	39,637,276
	(Cost $39,054,817)

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (1.1)%
	Pass-Through Securities — (1.1)%
	Federal National Mortgage Association
$(29,000)	Pool TBA	4.00%	08/15/54	$(27,180)
(2,000)	Pool TBA	4.50%	08/15/54	(1,927)
(109,000)	Pool TBA	5.50%	08/15/54	(109,184)
(255,000)	Pool TBA	6.00%	08/15/54	(258,656)
(35,000)	Pool TBA	5.50%	09/15/54	(35,063)
	Total Investments Sold Short — (1.1)%			(432,010)
	(Proceeds $428,599)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
	Call Options Written — (0.3)%
(3)	SOFR 1-Year Mid-Curve Futures Call	$(718,500)	$96.50	03/14/25	(2,981)
(5)	U.S. 5-Year Treasury Futures Call	(541,797)	108.50	11/22/24	(4,961)
(4)	U.S. 10-Year Treasury Futures Call	(449,063)	114.00	11/22/24	(3,625)
(4)	U.S. Treasury Long Bond Futures Call	(483,125)	122.00	08/23/24	(3,437)
(5)	U.S. Treasury Long Bond Futures Call	(603,906)	123.00	08/23/24	(2,813)
(8)	U.S. Treasury Long Bond Futures Call	(966,250)	124.00	08/23/24	(2,875)
(5)	U.S. Treasury Long Bond Futures Call	(603,906)	126.00	08/23/24	(703)
(12)	U.S. Treasury Long Bond Futures Call	(1,450,875)	122.00	11/22/24	(33,000)
(18)	U.S. Treasury Long Bond Futures Call	(2,176,313)	124.00	11/22/24	(35,437)
(8)	U.S. Treasury Long Bond Futures Call	(967,250)	126.00	11/22/24	(11,000)
(6)	U.S. Treasury Long Bond Futures Call	(725,438)	128.00	11/22/24	(5,625)
(2)	Ultra U.S. Treasury Long Bond Futures Call	(255,938)	128.00	08/23/24	(3,719)
	Total Call Options Written				(110,176)
	(Premiums received $109,986)
	Put Options Written — (0.1)%
(3)	SOFR 1-Year Mid-Curve Futures Put	(718,500)	94.50	03/14/25	(94)
(6)	U.S. 2-Year Treasury Futures Put	(1,232,203)	102.50	08/23/24	(1,406)
(3)	U.S. 5-Year Treasury Futures Put	(325,078)	105.00	11/22/24	(351)
(10)	U.S. 5-Year Treasury Futures Put	(1,083,594)	107.00	11/22/24	(4,844)
(30)	U.S. 10-Year Treasury Futures Put	(3,367,969)	108.00	11/22/24	(9,375)
(1)	U.S. Treasury Long Bond Futures Put	(120,781)	106.00	08/23/24	(16)
(1)	U.S. Treasury Long Bond Futures Put	(120,906)	106.00	11/22/24	(172)
(28)	U.S. Treasury Long Bond Futures Put	(3,385,375)	113.00	11/22/24	(21,875)
	Total Put Options Written				(38,133)
	(Premiums received $65,451)
	Total Written Options				(148,309)
	(Premiums received $175,437)
	Net Other Assets and Liabilities — (3.6)%				(1,340,463)
	Net Assets — 100.0%				$37,716,494

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Futures Contracts at July 31, 2024:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	24	Sep-2024	$4,928,813	$35,407
U.S. 5-Year Treasury Notes	24	Sep-2024	2,589,375	52,095
U.S. 10-Year Treasury Notes	5	Sep-2024	559,062	1,237
U.S. Treasury Long Bond Futures	23	Sep-2024	2,777,969	61,017
			$10,855,219	$149,756

Futures Contracts Short
Ultra 10-Year U.S. Treasury Notes	33	Sep-2024	$(3,814,078)	$(90,553)
		Total	$7,041,141	$59,203

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $488,469 or 1.3% of net assets.

(f)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$34,508,837	$—	$34,508,837	$—
U.S. Government Bonds and Notes	1,923,504	—	1,923,504	—
Exchange-Traded Funds*	123,253	123,253	—	—
Money Market Funds	3,081,682	3,081,682	—	—
Total Investments	39,637,276	3,204,935	36,432,341	—
Futures Contracts	149,756	149,756	—	—
Total	$39,787,032	$3,354,691	$36,432,341	$—

LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(432,010)	$—	$(432,010)	$—
Written Options	(148,309)	(148,309)	—	—
Futures Contracts	(90,553)	(90,553)	—	—
Total	$(670,872)	$(238,862)	$(432,010)	$—

*	See Portfolio of Investments for industry breakout.